BANK AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2020
BANK AND OTHER BORROWINGS
BANK AND OTHER BORROWINGS

18.   BANK AND OTHER BORROWINGS

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Total bank and other borrowings	1,620,202	2,116,924	324,433
Comprised of:
Short-term	285,500	24,481	3,752
Long-term, current portion	42,939	124,395	19,064
	328,439	148,876	22,816
Long-term, non-current portion	1,291,763	1,968,048	301,617
	1,620,202	2,116,924	324,433

Certain bank borrowings are secured by equipment with a net carrying value of RMB119,359 and RMB414,326 (US$63,498) (note 9), accounts receivable with a carrying value of RMB30,524 and RMB33,686 (US$5,163) (note 6) (including lease receivables with a carrying value of RMB24,997 and RMB26,782 (US$ 4,105) (note 10), certain land use rights (which are recorded as “right-of-use assets”) with a carrying value of RMB416,548 and RMB414,470 (US$63,520) (note 10), certain long-term investments with a carrying value of nil and RMB 166,870 (US$25,574) (note 14), certain construction in progress with a carrying value of RMB1,152,379 and RMB 1,150,018 (US$176,248) (note 9), deposit for non-current asset with a carrying value of nil and nil (note 13),and restricted cash of RMB nil and nil (note 5), as of December 31, 2019 and 2020, respectively.

The short-term bank and other borrowing bore a weighted average interest of 7.73 % and 7.01% per annum, and the long-term bank and other borrowings bore a weighted average interest of 11.49% and 7.11% per annum, respectively, as of December 31, 2019 and 2020.

Bank and other borrowings amounted to RMB 39,014 (US$5,979) (2019: RMB41,624) and RMB 2,077,911 (US$318,454) (2019: RMB1,578,578) were denominated in US$ and RMB, respectively as of December 31, 2020.

The maturity analysis of the long-term bank and other borrowings are as follows:

	RMB	US$
Within one year	124,395	19,064
Between one and two years	172,131	26,381
Between two and three years	248,715	38,117
Between three and four years	445,079	68,211
Above four years	1,102,123	168,908
	2,092,443	320,681

As of December 31, 2020, the Group had unutilized short-term bank credit lines and unutilized long-term bank credit lines amounted to RMB 1,710 (US$262) and RMB 406,656 (US$62,323), respectively.